Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 1,911,199	$ 471,194	$ 6,570,215
Due from merchant credit card processors, net of reserve for charge-backs of $2,500 and $2,500, respectively	348,192	111,968	205,974
Accounts receivable, net of allowance of $228,856, $369,731 and $256,833, respectively	203,793	239,652	1,802,781
Inventories	2,536,149	2,048,883	3,321,898
Prepaid expenses and vendor deposits	$ 527,207	664,103	$ 1,201,040
Loans receivable, net		467,095
Deferred financing costs, net	$ 87,292	$ 122,209
Deferred tax asset, net			$ 766,498
TOTAL CURRENT ASSETS	5,613,832	$ 4,125,104	13,868,406
Property and equipment, net of accumulated depreciation of $158,238 $84,314 and $27,879, respectively	633,705	$ 712,019	28,685
Intangible assets, net of accumulated amortization of $22,177 and $0, respectively	2,058,423
Goodwill	15,654,484
Other assets	92,131	$ 91,360	65,284
TOTAL ASSETS	24,052,575	4,928,483	13,962,375
CURRENT LIABILITIES:
Accounts payable	2,303,051	1,920,135	1,123,508
Accrued expenses	1,419,241	975,112	$ 420,363
Senior convertible notes payable - related parties, net of debt discount of $781,250, $1,093,750 and $0, respectively	468,750	$ 156,250
Convertible notes, net of debt discount of $49,421 and $0 , respectively	517,579
Notes payable - related party	1,000,000
Current portion of capital lease	52,015	$ 52,015
Term loan	523,727	750,000	$ 478,847
Customer deposits	50,744	140,626	182,266
Income taxes payable	3,092	$ 3,092	5,807
Derivative liabilities	87,603
TOTAL CURRENT LIABILITIES	6,425,802	$ 3,997,230	$ 2,210,791
Capital lease, net of current portion	107,195	119,443
TOTAL LIABILITIES	$ 6,532,997	$ 4,116,673	$ 2,210,791
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock
Common stock	$ 6,727	$ 3,352	$ 3,243
Additional paid-in capital	36,725,950	16,040,361	13,127,995
Accumulated deficit	(19,213,099)	(15,231,903)	(1,379,654)
TOTAL STOCKHOLDERS' EQUITY	17,519,578	811,810	11,751,584
Total Stockholders' Equity	17,519,578	811,810	11,751,584
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 24,052,575	4,928,483	13,962,375
Vaporin Inc [Member]
CURRENT ASSETS:
Cash and cash equivalents		865,737	$ 25,221
Due from merchant credit card processors, net of reserve for charge-backs of $2,500 and $2,500, respectively		160,216
Accounts receivable, net of allowance of $228,856, $369,731 and $256,833, respectively		88,614	$ 16,587
Inventories		1,173,124	316,195
Prepaid expenses and vendor deposits		42,996	32,522
TOTAL CURRENT ASSETS		2,330,687	390,525
Property and equipment, net of accumulated depreciation of $158,238 $84,314 and $27,879, respectively		160,620	8,395
Intangible assets, net of accumulated amortization of $22,177 and $0, respectively		1,472	$ 12,276
Goodwill		3,732,268
Other assets		3,894,360	$ 12,276
TOTAL ASSETS		6,225,047	411,196
CURRENT LIABILITIES:
Accounts payable and accrued liabilities		$ 824,104	31,312
Accrued interest - related party			804
Notes payable			75,000
Notes payable - related party		$ 1,000,000	$ 260,899
Derivative liabilities		43,944
TOTAL CURRENT LIABILITIES		1,868,048	$ 368,015
TOTAL LIABILITIES		1,868,048	368,015
STOCKHOLDERS' EQUITY:
Common stock		489	70
Additional paid-in capital		10,864,408	349,930
Accumulated deficit		(6,502,903)	(306,819)
TOTAL STOCKHOLDERS' EQUITY		4,362,004	$ 43,181
Non-Controlling Interest in Subsidiary		(5,005)
Total Stockholders' Equity		4,356,999
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 6,225,047	$ 411,196
Vaporin Inc [Member] | Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock
Vaporin Inc [Member] | Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock		$ 10
Vaporin Inc [Member] | Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock
Vaporin Inc [Member] | Series E Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock